Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [line items]
Account payables	$ 124,962	$ 116,554
Account payables to related parties	15,464	12,880
Trade payable	140,426	129,434
Trade, other payables and financial liabilities	141,030	130,590
Others [member]
Trade and other payables [line items]
Other payables and financial liabilities	$ 604	$ 1,156